PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Less: accumulated depreciation	$ (76,308)	$ (10,680)
Property and equipment, net	372,475	154,986
Building [Member]
Property, Plant and Equipment, Gross	182,721	0
Vehicles [Member]
Property, Plant and Equipment, Gross	199,348	100,908
Machine [Member]
Property, Plant and Equipment, Gross	24,541	23,040
Furniture [Member]
Property, Plant and Equipment, Gross	12,775	11,994
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 29,398	$ 29,724